Income taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Operations Before Income Taxes
Loss from operations before income taxes was comprised of the following (in thousands):

	Year ended June 30, 2021	Year ended June 30, 2020	Year ended June 30, 2019

United Kingdom	$(6,199)	$(1,898)	$(37,803)
United States	(29,137)	(7,946)	(4,498)

	$(35,336)	$(9,844)	$(42,301)

Summary of Income Tax Benefit From Continuing Operations As Reflected in the Financial Statement
A reconciliation of income tax benefit from continuing operations as reflected in the financial statements is as follows:

	Year ended June 30, 2021		Year ended June 30, 2020	Year ended June 30, 2019
U.K. tax benefit at statutory rate	(19.0	) %	(19.0)%	(19.0)%
State taxes, net of federal benefit	(12.4)		(6.6)	(1.2)
Permanent differences	(0.1)		1.6	8.0
Research and development	(0.1)		0.0	0.0
Change in valuation allowance	34.5		25.0	11.4
Other	(2.9)		(1.0)	0.8
Effective tax rate	0.0%		0.0%	0.0%

Summary of Company's Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred tax assets and liabilities were as
follows (in thousands):

	June 30,
	2021	2020	2019
Deferred tax assets:
Net operating losses	$13,491	$4,296	$1,832
Research and development licenses	4,133	2,550	2,831
Development costs		418	301
Share-based compensation	762	198	88
Unrealized foreign exchange los s	1,739
Deferred Interest expens e	2,112
Accrued expense s	741
Other	144		6
Valuation allowances	(21,046)	(7,331)	(5,000)

Total deferred tax assets	2,076	131	58
Deferred tax liabilities:
Depreciation	(431)	(91)	(58)
Mark-to-market securitie s	(1,645)	—	—
Other	(—)	(40)	—

Total deferred tax liabilities	(2,076)	(131)	(58)
Net deferred tax	$—	$—	$—

Summary of Company's Net Operating Loss Carryforwards
The Company’s net operating loss carryforwards (“NOL”) for U.K., U.S. federal and U.S. state income tax purposes consisted of the following (in thousands):

	June 30,
	2021	2020	2019

United Kingdom	$9,981	$3,640	$1,667
Irelan d	726
U.S. Federal	33,613	11,817	4,770
U.S. State and Local	67,291	21,520	9,540